Accounts Receivable (Details)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 15, 2020 USD ($)	Nov. 30, 2019 USD ($)	Mar. 06, 2022	Mar. 06, 2021 USD ($)	Dec. 31, 2020 USD ($) program	Jan. 15, 2020 bank	Dec. 31, 2019 USD ($)
Derecognition of Financial Assets by Type of Transfer [Line Items]
A/R sales program, number of third-party banks | bank						2
Number of supplier financing programs | program					2
Contract assets					$ 231,800,000		$ 226,700,000
Factoring of receivables from prior facility program.
Derecognition of Financial Assets by Type of Transfer [Line Items]
Agreement to sell trade receivables, maximum capacity	$ 200,000,000.0	$ 250,000,000.0			300,000,000.0
Factoring of receivables from facility program
Derecognition of Financial Assets by Type of Transfer [Line Items]
Agreement term				1 year
Accounts receivable sold during period					119,700,000		90,600,000
Factoring of receivables from supplier financing program
Derecognition of Financial Assets by Type of Transfer [Line Items]
Accounts receivable sold during period					$ 65,300,000		$ 50,400,000
CCS Segment Customer
Derecognition of Financial Assets by Type of Transfer [Line Items]
Number of supplier financing programs | program					1
ATS Segment Customer
Derecognition of Financial Assets by Type of Transfer [Line Items]
Number of supplier financing programs | program					1
Accounts Receivable Sales Program | Factoring of receivables from prior facility program.
Derecognition of Financial Assets by Type of Transfer [Line Items]
Agreement to sell trade receivables, maximum capacity				$ 300,000,000.0
Accounts Receivable Sales Program | Factoring of receivables from facility program
Derecognition of Financial Assets by Type of Transfer [Line Items]
Notice before termination				3 months
Accounts Receivable Sales Program | Factoring of receivables from facility program | Forecast
Derecognition of Financial Assets by Type of Transfer [Line Items]
Extension term			1 year